Investment securities - Maturities of amortized costs/FV/Avg yield (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 151
Due from 1 to 5 years, amortized cost	2
Due from 5 to 10 years, amortized cost	330
Total, amortized cost			SFr 972
Due within 1 year, fair value	151
Due from 1 to 5 years, fair value	2
Due from 5 to 10 years, fair value	336
Total, fair value	SFr 489	SFr 1,068	1,006
Due within 1 year, average yield (as a percent)	0.39%
Due from 1 to 5 years, average yield (as a percent)	3.70%
Due from 5 to 10 years, average yield (as a percent)	0.08%
Total, average yield (as a percent)	0.20%
Bank
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 151
Due from 5 to 10 years, amortized cost	330
Total, amortized cost			970
Due within 1 year, fair value	151
Due from 5 to 10 years, fair value	336
Total, fair value	SFr 487		SFr 1,004
Due within 1 year, average yield (as a percent)	0.39%
Due from 5 to 10 years, average yield (as a percent)	0.08%
Total, average yield (as a percent)	0.18%